Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2011	$ 265,651	$ 320,000	$ (19,870)	$ (34,479)
Equity contribution	38	38
Net (loss) income	7,269		7,269
Other comprehensive income, net of tax	16,896			16,896
Ending balance at Sep. 30, 2012	289,854	320,038	(12,601)	(17,583)
Beginning balance at Dec. 31, 2012	271,161	320,038	(5,243)	(43,634)
Equity contribution
Net (loss) income	(5,231)		(5,231)
Other comprehensive income, net of tax	2,469			2,469
Ending balance at Sep. 30, 2013	$ 268,399	$ 320,038	$ (10,474)	$ (41,165)